Related parties	12 Months Ended
Dec. 31, 2023
Related parties
Related parties

7.  Related parties

a)  An analysis of balances due from/to related parties at December 31, 2023 and 2022 is provided below.

All companies are considered affiliates, since the Company’s primary shareholders or directors are also direct or indirect shareholders or directors of the related parties:

		Country
	Type of transaction	of origin	2023		2022		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	US$	—	US$	2,155	30 days

Due to:
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)	Airport Services	Mexico	US$	12,881	US$	13,579	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		1,918		2	30 days
Chevez, Ruiz, Zamarripa y Cía., S.C.	Professional fees	Mexico		620		815	30 days
A&P International Services, S.A.P.I de C.V. (“AISG”)	Aircraft maintenance	Mexico		313		191	30 days
Mijares, Angoitia, Cortés y Fuentes, S.C.	Professional fees	Mexico		105		22	30 days
MRO Commercial, S.A. (“MRO”)	Aircraft maintenance and technical support	El Salvador		8		1	30 days
			US$	15,845	US$	14,610

b)  During the years ended December 31, 2023, 2022 and 2021, the Company had the following transactions with related parties:

Related party transactions	Country of origin	2023		2022		2021
Revenues:
Transactions with affiliates
Frontier Airlines Inc (“Frontier”)
Code-share	USA	US$	—	US$	5	US$	3,547
Expenses:
Transactions with affiliates
MRO Commercial, S.A.
Aircraft maintenance(1)	El Salvador	US$	15,674	US$	11,097	US$	—
Technical support	El Salvador		17		—		—
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)
Airport services	Mexico		12,263		9,792		6,607
A&P International Services, S.A.P.I de C.V. (“AISG”)
Aircraft maintenance	Mexico		2,895		914		—
Chevez, Ruiz, Zamarripa y Cía, S.C.
Professional fees	Mexico		1,175		923		238
Mijares, Angoitia, Cortés y Fuentes, S.C.
Professional fees	Mexico		225		196		214
Servprot, S.A. de C.V.
Security services	Mexico		115		207		175
Aeromantenimiento, S.A.
Aircraft maintenance	El Salvador		—		3,690		7,964
Technical support	El Salvador		—		170		143

(1) Includes amounts as part of major maintenance.

c)  Frontier Airlines Inc. (“Frontier”)

Frontier is a related party because Brian H. Franke and Andrew Broderick are members of the board of the Company and members of the board of directors of Frontier as well as managing directors of Indigo Partners, the latest has investments in both Companies. As of December 31, 2023, there is not outstanding balance due to Frontier under this agreement. As of December 31, 2022, the account receivable from Frontier was US$2,155. Additionally, as of December 31, 2023 and 2022, the account payable was US$1,918 and US$2, respectively.

During the year ended December 31, 2023 the Company did not have revenue transactions. During the years ended December 31, 2022 and 2021 the Company recognized revenue under this agreement of US$5 and US$3,547, respectively.

Frontier started having transactions with the Company in August 2018. As of December 31, 2023 and 2022, there have not been guarantees provided or received for any related party receivables or payables. For the year ended December 31, 2022, no provision for expected credit losses has been recognized, due to the Company considers the credit risk is minimal, and these balances are current accounts.

d)  Servprot S.A. de C.V. (“Servprot”)

Servprot was a related party until June 13, 2023 because Enrique Beltranena Mejicano, the Company’s Chief Executive Officer and director was shareholder of such Company. Servprot provides security services for Mr. Beltranena and his family. As of December 31, 2023 and 2022 there are not outstanding balances due to Servprot under this agreement.

During the years ended December 31, 2023, 2022 and 2021 the Company expensed US$115, US$207 and US$175, respectively.

e)  Aeromantenimiento, S.A. (“Aeroman”)

Aeroman is a related party, because Marco Baldocchi a member of the board of the Company’s board of directors is an alternate director of Aeroman. On January 1st, 2017, the Company entered into an aircraft maintenance and repair services agreement with Aeromantenimiento, S.A., which was extended and amended to be entered into with MRO Commercial, S.A. (“MRO”), an affiliate of Aeroman on January 1st, 2022. This agreement provides for the exclusive use of Aeroman´s services for the repair and maintenance of aircraft, subject to availability. Under this agreement, Aeroman provides inspection, maintenance, repair and overhaul services for aircraft. The Company makes payments under this agreement depending on the services performed. This agreement is for a five-year term, extended for an additional five-year period from January 1st, 2022.

As of December 31, 2023 and 2022, the Company did not have outstanding balance due to Aeroman.

During the year ended December 31, 2023 the Company did not have expense transactions. The Company incurred expenses in aircraft maintenance and technical support with Aeroman amounted to US$3,860 and US$8,107 for the years ended December 31, 2022 and 2021, respectively.

As of December 31, 2023 and 2022, the balance due under the agreement with MRO were US$8 and US$1, respectively. During the years ended December 31, 2023 and 2022, the Company incurred expenses in aircraft maintenance with MRO amounted to US$15,691 and US$11,097, respectively.

f)  Mijares, Angoitia, Cortés y Fuentes, S.C. (“MACF”)

MACF is a related party because Ricardo Maldonado Yañez and Eugenio Macouzet de León, member and alternate member, respectively, of the board of the Company since April 2018, are partners of MACF which provides legal services to us. As of December 31, 2023 and 2022, the balance due under the agreement with MACF was US$105 and US$22, respectively.

During the years ended December 31, 2023, 2022 and 2021, the Company recognized expenses in legal services under this agreement amounted to US$225, US$196 and US$214, respectively.

g)  Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)

On April 22, 2020, OMA became a related party because Mr. Ricardo Maldonado Yañez is an independent member of the board of directors, as well as chairman of our Corporate Practices Committee and member of the board of directors of OMA and Mrs. Guadalupe Phillips Margain, our independent member, was a member of the board of directors of OMA until November 2022. As of December 31, 2023 and 2022 the account payable with OMA was US$12,881 and US$13,579, respectively.

During the years ended December 31, 2023, 2022 and 2021, the Company recognized expenses with OMA of US$12,263, US$9,792 and US$6,607, respectively.

h)  Chevez, Ruiz, Zamarripa y Cía, S.C. (“Chevez”)

Chevez is a related party because Mr. José Luis Fernández Fernández is an independent member of the board of directors, as well as the chairman of the Audit Committee of the Company and non-managing limited partner of Chevez. As of December 31, 2023 and 2022, the account payable with Chevez was US$620 and US$815, respectively.

During the years ended December 31, 2023, 2022 and 2021, the Company recognized expenses with Chevez of US$1,175, US$923 and US$238, respectively.

i)  A&P International Services, S.A.P.I. de C.V. (“AISG”)

From July 4, AISG has been considered a related party due to Harry F. Krensky, a member of our Board of Directors, is the Chairman of the Board of Directors of AISG. Additionally, Harry F. Krensky is managing partner of Discovery Americas, a private equity firm that indirectly holds/manages an investment position in AISG. As of December 31, 2023 and 2022, the account payable with AISG was US$313 and US$191, respectively.

During the year ended December 31, 2023 and 2022, the Company recognized expenses in aircraft and engine maintenance amounted to US$2,895 and US$914, respectively.

j)  CleanJoule, Inc. (“CleanJoule”)

CleanJoule is considered related party because Mr. Brian H. Franke, the chairman of our board of directors, is an officer of Franke Family Joule, LLC. Since May 23, 2023, he has been a shareholder of Clean Joule and has the right to appoint a member of its board of directors. Additionally, on May 23, 2023, Mr. Andrew Broderick, a member of our board of directors, was appointed by Franke Family Joule, LLC, as a member of the board of directors of CleanJoule. CleanJoule is a Company that produces high-performance and cost- effective Sustainable Aviation Fuel from agricultural waste and organic residues. On May 23, 2023, the Company made an investment of US$1.7 million by purchasing common stock of CleanJoule, Inc. This transaction has been recorded as a financial instrument under the other current assets caption in the Consolidated Statement of Financial Position since the Company does not have significant influence or control over CleanJoule.

k)  Directors and officers

During the year ended December 31, 2023 and 2022, the chairman and the independent members of the Company’s board of directors received a net compensation of US$696 and US$561, respectively, and the rest of the directors received a net compensation of US$242 and US$177, respectively.

During the year ended December 31, 2023, the amount paid to the chairman and independent members includes an in-kind payment through Company´s shares totaling US$305.

During the year ended December 31, 2021, the chairman and the independent members of the Company’s board of directors received a net compensation of US$622 and the rest of the directors received a net compensation of US$179.

During the years ended December 31, 2023, 2022 and 2021, all the Company’s senior management received an aggregate compensation for short-term benefits of US$13,845, US$11,679 and US$10,464, respectively as well as long-term benefits of US$5,689, US$5,951 and US$8,365, respectively. These amounts were recognized in salaries and benefits in the consolidated statement of operations.

During the years ended December 31, 2023, 2022 and 2021 the cost of the share-based payments MIP transactions was US$6,048, US$5,074 and US$4,410, respectively. The benefit of the cash-settled payments transactions MIP II was US$119, US$4,365 and US$2,984, respectively. (Note 18).

The Company has a short-term benefit plan to certain personnel whereby cash bonuses are awarded for meeting certain Company’s performance targets. As of December 31, 2023 and 2022 the Company recorded a provision in the amount of US$6,541 and US$7,027, respectively. In relation with this cash bonuses, during the years ended December 31, 2023, 2022 and 2021 the Company recorded an expense for an amount of US$6,357, US$6,893 and US$7,602, respectively, under the caption salaries and benefits.